Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	$ 4,267,239	$ 5,774,555	$ 5,584,663
Amounts payable for spot transactions pending settlement [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	552,612	37,317	2,067
Collections and other operations on behalf of third parties [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	3,216,778	3,686,085	4,220,551
Fees accrued to pay [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	36,460	12,557	30,319
Financial guarantee contracts [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	36,572	500,892	425,867
Liabilities associated with the transfer of financial assets not derecognized [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	385,545	$ 1,537,704	$ 905,859
Others [member]
Disclosure Of Other Financial Liabilities [line items]
Other financial liabilities	$ 39,272